SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 96.46%
Austria — 0.34%
10,033	Mondi Plc	$193,976

Brazil — 7.52%
548,900	B3 SA - Brasil Bolsa Balcao	1,004,498
605	MercadoLibre, Inc.*	994,257
313,076	Raia Drogasil SA	1,441,580
109,000	WEG SA	821,678
		4,262,013
Chile — 4.29%
91,478	Antofagasta Plc	2,431,123

India — 26.70%
63,354	Axis Bank Ltd.	960,118
191,680	Devyani International Ltd.*	377,941
19,300	Dr. Reddy’s Laboratories Ltd., ADR	1,470,467
25,500	HDFC Bank Ltd., ADR	1,640,415
75,796	HDFC Bank Ltd.	1,530,640
90,779	Hindalco Industries Ltd.	752,502
68,808	Mahindra & Mahindra Ltd.	2,362,012
166,463	Marico Ltd.	1,223,488
47,513	Phoenix Mills Ltd. (The)	2,040,909
46,205	Tata Consultancy Services Ltd.	2,158,386
46,801	Tata Consumer Products Ltd.	614,830
		15,131,708
Indonesia — 3.82%
1,554,500	Bank Central Asia Tbk PT	940,614
8,505,000	Kalbe Farma Tbk PT	792,255
2,267,600	Telkom Indonesia Persero Tbk PT	430,815
		2,163,684
Korea — 12.49%
2,784	LEENO Industrial, Inc.	470,582
30,122	Samsung Electronics Co. Ltd.	1,772,795
6,169	Samsung Fire & Marine Insurance Co. Ltd.	1,735,267
35,683	Shinhan Financial Group Co. Ltd.	1,243,980
10,929	SK Hynix, Inc.*	1,854,745
		7,077,369
Mexico — 4.53%
361,100	Bolsa Mexicana de Valores SAB de CV	610,485
159,100	Fomento Economico Mexicano SAB de CV	1,707,879
72,500	Wal-Mart de Mexico SAB de CV	247,637
		2,566,001

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Peru — 1.05%
3,700	Credicorp Ltd.	$596,921

Philippines — 2.30%
549,800	Century Pacific Food, Inc.	301,256
70,760	SM Investments Corp.	1,001,050
		1,302,306
Poland — 0.99%
5,593	Dino Polska SA*,(a)	563,608

South Africa — 3.44%
44,885	Clicks Group Ltd.	854,346
109,298	Discovery Ltd.	812,332
274,329	Pepkor Holdings Ltd.(a)	282,127
		1,948,805
Taiwan — 24.53%
50,295	Advantech Co. Ltd.	572,599
159,000	Chroma ATE, Inc.	1,554,649
100,000	Delta Electronics, Inc.	1,192,751
1,339,343	E.Sun Financial Holding Co. Ltd.	1,179,126
56,000	Giant Manufacturing Co. Ltd.	365,715
17,000	MediaTek, Inc.	732,163
191,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,658,876
440,000	Uni-President Enterprises Corp.	1,102,666
26,000	Voltronic Power Technology Corp.	1,539,367
		13,897,912
Thailand — 0.85%
141,000	Kasikornbank Public Co. Ltd., NVDR	480,791

United Kingdom — 2.66%
27,426	Unilever Plc	1,505,341

Vietnam — 0.95%
573,375	Asia Commercial Bank JSC	535,448

Total Common Stocks		54,657,006
(Cost $44,959,396)
Preferred Stocks — 2.76%
Korea — 2.76%
34,079	Samsung Electronics Co. Ltd., 2.23%	1,564,798

Total Preferred Stocks		1,564,798
(Cost $1,607,644)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Investment Company — 1.01%
572,737	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	$572,737
Total Investment Company		572,737
(Cost $572,737)
Total Investments		$56,794,541
(Cost $47,139,777) — 100.23%
Liabilities in excess of other assets — (0.23)%		(129,797)
NET ASSETS — 100.00%		$56,664,744

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	30.93%
Financials	23.41%
Consumer Staples	16.88%
Consumer Discretionary	7.75%
Materials	5.96%
Industrials	5.94%
Health Care	3.99%
Real Estate	3.60%
Communication Services	0.76%
Other*	0.78%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.